Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 19 – RELATED PARTY BALANCES AND TRANSACTIONS

As of June 30, 2021, the Company had $30,925 payable to one of its shareholders, Mr. Wenshan Xie for purchase of goods and services. As of June 30, 2020, the Company had $8,475 receivable advanced to Mr. Wenshan Xie for purchase of goods and services.

During the year ended June 30, 2021, Mr. Xie made payment of $63,975 for purchase of goods and services for the Company and the Company repaid $24,575 to Mr. Xie. During the year ended June 30, 2020, the Company paid $8,475 in advance to Mr. Xie for purchase of goods and services. During the year ended June 30, 2019, the Company obtained a loan in the amount of $1,351,969 from one of its shareholders free of interest; this amount was repaid by June 30, 2019.

On June 21, 2021, the Company granted 6,000 ordinary shares to three of its independent directors (2,000 shares for each director) as their compensations at a fair value of $213,840 (ordinary shares of $1 and additional paid-in capital of $213,839).